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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:

    G.T. Investment Funds, Inc.
    50 California Street, 27th Floor
    San Francisco, CA  94111


 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

    G.T. Global Strategic Income Fund (Class A, B and Advisor Class) G.T. Global Government Income Fund (Class A, B and Advisor Class) G.T. Global Health Care Fund (Class A, B and Advisor Class)
    G.T. Global Growth & Income Fund (Class A, B and Advisor Class) G.T. Latin America Growth Fund (Class A, B and Advisor Class)
    G.T. Global Telecommunications Fund (Class A, B and Advisor Class) G.T. Global Financial Services Fund (Class A, B and Advisor Class) G.T. Global Emerging Markets Fund (Class A, B and Advisor Class) G.T. Global High Income Fund (Class A, B and Advisor Class)
    G.T. Infrastructure Fund (Class A, B and Advisor Class)
    G.T. Global Natural Resources Fund (Class A, B and Advisor Class) G.T. Global Consumer Products and Services Fund (Class A, B and
     Advisor Class)



 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-05426


    Securities Act File Number: 33-19338
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

    October 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):




 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    - 0 -

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    - 0 -


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

    Number:      406,662,130
    Sale Price:  $6,058,100,705

  _____________________________________________________________________________

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 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

     Number:      406,662,130
     Sale Price:  $6,058,100,705


 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

     Number:      21,311,565
     Sale Price:  $275,546,386

 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     + $6,058,100,705
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +   $275,546,386
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  - $6,333,647,091
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased  +           $-0-
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued              $-0-
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the       x         1/2900
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.8):
   (vii) Fee due (line (i) or line (v) multiplied by                    $-0-
         line (vi)):                                        ___________________

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Helge Krist Lee
                           ______________________________________________
                           Helge Krist Lee, Senior Vice President

  Date  December 26, 1995

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________